Investment in a Joint Venture	6 Months Ended
Jun. 30, 2025
Investment in a Joint Venture [Abstract]
INVESTMENT IN A JOINT VENTURE

9. INVESTMENT IN A JOINT VENTURE

	As of December 31, 2024		As of June 30, 2025
	HKD	Equity interest	HKD	US$	Equity interest
Lineowa Fashion and Life Style L.L.C	—	—	352,068	44,850	50.0%

The Company has elected to measure the investment in joint venture using the fair value option at each reporting date. Under the fair value option, all related gains and losses on investment in joint venture due to change in the fair value will be reflected in other income (expenses) in the unaudited interim consolidated statements of income.

The Company used the income approach based on comparable publicly traded companies in similar lines of businesses. Cash flow assumptions used in income approach consider historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors. The company classifies the income approach that use these inputs as Level 3 of fair value measurement.

The following table presents the assumptions used for the investment in a joint venture for the six months ended June 30, 2025:

Weighted average cost of capital	14.92%

Lineowa Fashion and Life Style L.L.C (“Lineowa”) is engaged in trade and business operation encompassing retail, wholesale, distribution and e-commerce platform for apparel products that was established in United Arab Emirates on October 14, 2024. The company recognized the investment in Lineowa in January 2025, as the commercial registration certificate for amendment of share capital of Lineowa was issued on January 23, 2025. The Company has jointly control over Lineowa, as it jointly owns 50% of the shareholding of Lineowa. Lineowa did not distribute dividends to the Company in six months ended June 30, 2025. As of June 30, 2025, the investment in Lineowa consists of the cost of HKD318,134 (US$40,527) and the fair value gain from investment in Lineowa of HKD33,934 (US$4,323) for the six months ended June 30, 2025.

The following table illustrates the summarized financial information of the Company’s joint venture as of June 30, 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the joint venture, if any.

As of June 30, 2025
HKD
Current assets	4,597,136
Non-current assets	5,340,885
Current liabilities	(6,291,943)
Net assets of the joint venture	3,646,078

Revenue	191,515
Loss for the period	(7,847)